Goodwill - Schedule of Tabular Form of Allocating Goodwill to Cash Generating Units (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 0	$ 8,230
Goodwill Including Preliminary Value	0	8,230
Oss [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	0	3,272
Utrecht [Member]
Disclosure In Tabular Form Of Allocating Goodwill To Cash Generating Units [Line Items]
Goodwill	$ 0	$ 4,958